Leases - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Income from sub-leasing right-of-use assets	$ 2,391	$ 1,729	$ 1,415
Expense relating to short-term leases	(637)	(888)	(1,598)
Expense relating to lease of low value assets	(8)	(5)	0
Interest expense on leases	$ (7,423)	$ (5,008)	$ (6,201)